Fair Value measurements - Vessel Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Dec. 31, 2012 Star Sigma	Dec. 31, 2011 Star Sigma	Dec. 31, 2012 Star Cosmo	Dec. 31, 2012 Star Delta	Dec. 31, 2012 Star Epsilon	Dec. 31, 2012 Star Gamma	Dec. 31, 2012 Star Kappa	Dec. 31, 2012 Star Omicron	Dec. 31, 2012 Star Theta	Dec. 31, 2012 Star Zeta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Star Ypsilon	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Sigma	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Star Sigma	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Cosmo	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Delta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Epsilon	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Gamma	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Kappa	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Omicron	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Theta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Zeta
Fair Value Measurements [Line Items]
Vessel value					$ 11,152	$ 8,640										$ 123,500	$ 25,500	$ 11,500	$ 9,000	$ 14,000	$ 14,000	$ 12,000	$ 13,000	$ 14,000	$ 13,500	$ 17,750	$ 15,000	$ 15,250
Vessel impairment loss	$ 303,219	$ 62,020	$ 34,947	$ 30,754		$ 3,205	$ 31,266	$ 45,838	$ 35,836	$ 36,756	$ 36,033	$ 39,115	$ 39,841	$ 36,784	$ 29,811